DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 49.2%
Aerospace & Defense - 0.6%
AAR Corp. (A)	62	$ 3,003
Aerojet Rocketdyne Holdings, Inc. (A)	140	5,509
AeroVironment, Inc. (A)	43	4,048
Kaman Corp.	52	2,261
Moog, Inc., Class A	54	4,741
National Presto Industries, Inc.	9	692
Park Aerospace Corp.	36	470
Triumph Group, Inc. (A)	121	3,059

		23,783

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (A)	51	4,405
Forward Air Corp.	51	4,987
Hub Group, Inc., Class A (A)	64	4,941

		14,333

Airlines - 0.2%
Allegiant Travel Co. (A)	28	4,547
Hawaiian Holdings, Inc. (A)	96	1,891
SkyWest, Inc. (A)	94	2,712

		9,150

Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (A)	214	1,661
Dorman Products, Inc. (A)	53	5,036
Gentherm, Inc. (A)	62	4,528
LCI Industries	47	4,879
Motorcar Parts of America, Inc. (A)	36	642
Patrick Industries, Inc.	42	2,533
Standard Motor Products, Inc.	36	1,553
XPEL, Inc. (A)	31	1,631

		22,463

Automobiles - 0.1%
Winnebago Industries, Inc.	62	3,350

Banks - 5.0%
Allegiance Bancshares, Inc.	35	1,564
Ameris Bancorp	124	5,441
Banc of California, Inc.	101	1,955
BancFirst Corp.	35	2,912
Bancorp, Inc. (A)	107	3,031
BankUnited, Inc.	160	7,034
Banner Corp.	64	3,746
Berkshire Hills Bancorp, Inc.	91	2,636
Brookline Bancorp, Inc.	145	2,294
Central Pacific Financial Corp.	52	1,451
City Holding Co.	28	2,204
Columbia Banking System, Inc.	146	4,711
Community Bank System, Inc.	101	7,085
Customers Bancorp, Inc. (A)	57	2,972
CVB Financial Corp.	254	5,895
Dime Community Bancshares, Inc.	61	2,109
Eagle Bancorp, Inc.	60	3,421
FB Financial Corp.	67	2,976
First Bancorp	443	7,674
First Commonwealth Financial Corp.	177	2,683
First Financial Bancorp	176	4,057
First Hawaiian, Inc.	239	6,666
Hanmi Financial Corp.	57	1,403

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Heritage Financial Corp.	66	$ 1,654
Hilltop Holdings, Inc.	114	3,352
HomeStreet, Inc.	38	1,800
Hope Bancorp, Inc.	225	3,618
Independent Bank Corp.	89	7,270
Independent Bank Group, Inc.	69	4,910
Investors Bancorp, Inc.	423	6,315
Lakeland Financial Corp.	47	3,431
Meta Financial Group, Inc.	56	3,075
National Bank Holdings Corp., Class A	56	2,256
NBT Bancorp, Inc.	81	2,927
Northwest Bancshares, Inc.	237	3,202
OFG Bancorp	93	2,478
Pacific Premier Bancorp, Inc.	177	6,257
Park National Corp.	27	3,547
Preferred Bank	25	1,852
Renasant Corp.	104	3,479
S&T Bancorp, Inc.	74	2,189
Seacoast Banking Corp. of Florida	110	3,852
ServisFirst Bancshares, Inc.	91	8,671
Simmons First National Corp., Class A	211	5,532
Southside Bancshares, Inc.	61	2,491
Tompkins Financial Corp.	22	1,722
Triumph Bancorp, Inc. (A)	44	4,137
Trustmark Corp.	115	3,495
United Community Banks, Inc.	196	6,821
Veritex Holdings, Inc.	92	3,512
Westamerica Bancorp	50	3,025

		192,790

Beverages - 0.3%
Celsius Holdings, Inc. (A)	72	3,973
Coca-Cola Consolidated, Inc.	9	4,472
MGP Ingredients, Inc.	23	1,968
National Beverage Corp.	44	1,914

		12,327

Biotechnology - 1.0%
Anika Therapeutics, Inc. (A)	27	678
Avid Bioservices, Inc. (A)	115	2,343
Coherus Biosciences, Inc. (A)	119	1,536
Cytokinetics, Inc. (A)	157	5,779
Eagle Pharmaceuticals, Inc. (A)	21	1,039
Emergent BioSolutions, Inc. (A)	90	3,696
Enanta Pharmaceuticals, Inc. (A)	34	2,420
iTeos Therapeutics, Inc. (A)	38	1,223
Ligand Pharmaceuticals, Inc. (A)	31	3,487
Myriad Genetics, Inc. (A)	150	3,780
Organogenesis Holdings, Inc. (A)	118	899
REGENXBIO, Inc. (A)	71	2,357
uniQure NV (A)	68	1,229
Vanda Pharmaceuticals, Inc. (A)	104	1,176
Vericel Corp. (A)	88	3,363
Xencor, Inc. (A)	110	2,935

		37,940

Building Products - 0.9%
AAON, Inc.	78	4,347
American Woodmark Corp. (A)	31	1,517
Apogee Enterprises, Inc.	47	2,231
Gibraltar Industries, Inc. (A)	61	2,620
Griffon Corp.	89	1,783
Insteel Industries, Inc.	36	1,332
PGT Innovations, Inc. (A)	112	2,014
Quanex Building Products Corp.	63	1,322

Transamerica ETF Trust	Page 1

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Resideo Technologies, Inc. (A)	270	$ 6,434
UFP Industries, Inc.	116	8,950

		32,550

Capital Markets - 0.5%
B Riley Financial, Inc.	30	2,099
Blucora, Inc. (A)	91	1,779
Brightsphere Investment Group, Inc.	66	1,601
Donnelley Financial Solutions, Inc. (A)	55	1,829
Greenhill & Co., Inc.	25	387
Piper Sandler Cos.	26	3,413
StoneX Group, Inc. (A)	32	2,375
Virtus Investment Partners, Inc.	13	3,120
WisdomTree Investments, Inc.	204	1,197

		17,800

Chemicals - 1.4%
AdvanSix, Inc.	53	2,708
American Vanguard Corp.	50	1,016
Balchem Corp.	61	8,339
Ferro Corp. (A)	155	3,370
FutureFuel Corp.	48	467
GCP Applied Technologies, Inc. (A)	101	3,173
Hawkins, Inc.	35	1,607
HB Fuller Co.	99	6,541
Innospec, Inc.	46	4,257
Koppers Holdings, Inc.	40	1,101
Livent Corp. (A)	303	7,899
Quaker Chemical Corp.	25	4,320
Rayonier Advanced Materials, Inc. (A)	119	782
Stepan Co.	40	3,952
Tredegar Corp.	48	576
Trinseo PLC	73	3,498

		53,606

Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	126	5,801
Brady Corp., Class A	90	4,164
CoreCivic, Inc. (A)	225	2,513
Deluxe Corp.	80	2,419
GEO Group, Inc. (A)	230	1,520
Harsco Corp. (A)	148	1,812
Healthcare Services Group, Inc.	140	2,600
HNI Corp.	82	3,038
Interface, Inc.	111	1,506
KAR Auction Services, Inc. (A)	227	4,098
Matthews International Corp., Class A	59	1,909
Pitney Bowes, Inc.	310	1,612
UniFirst Corp.	28	5,160
US Ecology, Inc. (A)	59	2,825
Viad Corp. (A)	38	1,354

		42,331

Communications Equipment - 0.7%
ADTRAN, Inc.	92	1,697
CalAmp Corp. (A)	67	490
Comtech Telecommunications Corp.	49	769
Digi International, Inc. (A)	66	1,420
Extreme Networks, Inc. (A)	242	2,955
Harmonic, Inc. (A)	193	1,793
NETGEAR, Inc. (A)	55	1,357
NetScout Systems, Inc. (A)	138	4,427
Plantronics, Inc. (A)	80	3,152
Viavi Solutions, Inc. (A)	431	6,931

		24,991

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.5%
Arcosa, Inc.	91	$ 5,210
Comfort Systems USA, Inc.	68	6,053
Granite Construction, Inc.	86	2,821
MYR Group, Inc. (A)	32	3,009
NV5 Global, Inc. (A)	22	2,932

		20,025

Consumer Finance - 0.4%
Encore Capital Group, Inc. (A)	46	2,886
Enova International, Inc. (A)	64	2,430
EZCORP, Inc., Class A (A)	100	604
Green Dot Corp., Class A (A)	102	2,803
LendingTree, Inc. (A)	21	2,513
PRA Group, Inc. (A)	82	3,696
World Acceptance Corp. (A)	8	1,535

		16,467

Containers & Packaging - 0.1%
Myers Industries, Inc.	68	1,469
O-I Glass, Inc. (A)	292	3,848

		5,317

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (A)	93	2,763
American Public Education, Inc. (A)	35	743
Perdoceo Education Corp. (A)	131	1,504
Strategic Education, Inc.	42	2,788
WW International, Inc. (A)	100	1,023

		8,821

Diversified Telecommunication Services - 0.2%
ATN International, Inc.	20	797
Cogent Communications Holdings, Inc.	79	5,242
Consolidated Communications Holdings, Inc. (A)	134	791

		6,830

Electrical Equipment - 0.2%
AZZ, Inc.	46	2,219
Encore Wire Corp.	38	4,335
Powell Industries, Inc.	17	330

		6,884

Electronic Equipment, Instruments & Components - 1.9%
Advanced Energy Industries, Inc.	71	6,112
Arlo Technologies, Inc. (A)	158	1,400
Badger Meter, Inc.	55	5,484
Benchmark Electronics, Inc.	66	1,653
CTS Corp.	60	2,120
ePlus, Inc. (A)	50	2,803
Fabrinet (A)	69	7,254
FARO Technologies, Inc. (A)	34	1,765
Insight Enterprises, Inc. (A)	65	6,976
Itron, Inc. (A)	85	4,478
Knowles Corp. (A)	172	3,703
Methode Electronics, Inc.	70	3,027
OSI Systems, Inc. (A)	31	2,639
PC Connection, Inc.	21	1,100
Plexus Corp. (A)	53	4,336
Rogers Corp. (A)	35	9,509
Sanmina Corp. (A)	119	4,810

Transamerica ETF Trust	Page 2

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc. (A)	48	$ 1,670
TTM Technologies, Inc. (A)	196	2,905

		73,744

Energy Equipment & Services - 1.0%
Archrock, Inc.	251	2,317
Bristow Group, Inc. (A)	43	1,594
Core Laboratories NV	87	2,752
DMC Global, Inc. (A)	36	1,098
Dril-Quip, Inc. (A)	66	2,465
Helix Energy Solutions Group, Inc. (A)	266	1,272
Helmerich & Payne, Inc.	198	8,471
Nabors Industries Ltd. (A)	15	2,291
Oceaneering International, Inc. (A)	187	2,835
Oil States International, Inc. (A)	115	799
Patterson-UTI Energy, Inc.	403	6,238
ProPetro Holding Corp. (A)	159	2,215
RPC, Inc. (A)	132	1,408
US Silica Holdings, Inc. (A)	140	2,612

		38,367

Entertainment - 0.1%
Cinemark Holdings, Inc. (A)	199	3,439
Marcus Corp. (A)	41	725

		4,164

Equity Real Estate Investment Trusts - 4.0%
Acadia Realty Trust	166	3,597
Agree Realty Corp.	134	8,892
Alexander & Baldwin, Inc.	136	3,154
American Assets Trust, Inc.	99	3,751
Armada Hoffler Properties, Inc.	126	1,840
Brandywine Realty Trust	321	4,539
CareTrust, Inc., REIT	182	3,513
Centerspace	28	2,747
Chatham Lodging Trust (A)	91	1,255
Community Healthcare Trust, Inc.	44	1,857
DiamondRock Hospitality Co. (A)	395	3,989
Diversified Healthcare Trust	448	1,434
Easterly Government Properties, Inc.	161	3,404
Essential Properties Realty Trust, Inc.	228	5,768
Four Corners Property Trust, Inc.	145	3,921
Franklin Street Properties Corp.	178	1,050
Getty Realty Corp.	74	2,118
Global Net Lease, Inc.	194	3,052
Hersha Hospitality Trust (A)	62	563
Independence Realty Trust, Inc.	413	10,920
Industrial Logistics Properties Trust	123	2,788
Innovative Industrial Properties, Inc.	48	9,859
iStar, Inc.	130	3,043
LTC Properties, Inc.	74	2,847
LXP Industrial Trust	530	8,321
NexPoint Residential Trust, Inc.	43	3,883
Office Properties Income Trust	91	2,341
Orion Office, Inc., REIT	106	1,484
Retail Opportunity Investments Corp.	227	4,402
RPT Realty	158	2,176
Safehold, Inc.	26	1,442
Saul Centers, Inc.	24	1,265
Service Properties Trust	309	2,728
SITE Centers Corp.	336	5,615
Summit Hotel Properties, Inc. (A)	199	1,982
Tanger Factory Outlet Centers, Inc.	195	3,352
Uniti Group, Inc.	442	6,082
Universal Health Realty Income Trust	24	1,401
Urban Edge Properties	206	3,935

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	57	$ 1,072
Veris Residential, Inc. (A)	150	2,608
Washington, REIT	159	4,054
Whitestone, REIT	86	1,140
Xenia Hotels & Resorts, Inc. (A)	214	4,128

		153,312

Food & Staples Retailing - 0.5%
Andersons, Inc.	57	2,865
Chefs’ Warehouse, Inc. (A)	61	1,989
Hostess Brands, Inc. (A)	259	5,683
PriceSmart, Inc.	45	3,549
SpartanNash Co.	67	2,210
United Natural Foods, Inc. (A)	109	4,507

		20,803

Food Products - 0.7%
B&G Foods, Inc.	122	3,292
Cal-Maine Foods, Inc.	70	3,865
Calavo Growers, Inc.	33	1,203
Fresh Del Monte Produce, Inc.	62	1,606
J&J Snack Foods Corp.	28	4,343
John B Sanfilippo & Son, Inc.	17	1,419
Seneca Foods Corp., Class A (A)	11	567
Simply Good Foods Co. (A)	158	5,996
Tootsie Roll Industries, Inc.	33	1,162
TreeHouse Foods, Inc. (A)	105	3,387

		26,840

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	33	4,546
NorthWest Natural Holding Co.	58	3,000
South Jersey Industries, Inc.	211	7,290

		14,836

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	73	1,572
Artivion, Inc. (A)	74	1,582
Avanos Medical, Inc. (A)	90	3,015
BioLife Solutions, Inc. (A)	56	1,273
Cardiovascular Systems, Inc. (A)	76	1,718
CONMED Corp.	55	8,170
Cutera, Inc. (A)	31	2,139
Glaukos Corp. (A)	88	5,088
Heska Corp. (A)	20	2,766
Inogen, Inc. (A)	38	1,232
Integer Holdings Corp. (A)	62	4,995
Lantheus Holdings, Inc. (A)	127	7,024
LeMaitre Vascular, Inc.	36	1,673
Meridian Bioscience, Inc. (A)	82	2,129
Merit Medical Systems, Inc. (A)	95	6,319
Mesa Laboratories, Inc.	10	2,549
Natus Medical, Inc. (A)	64	1,682
OraSure Technologies, Inc. (A)	135	915
Orthofix Medical, Inc. (A)	37	1,210
Surmodics, Inc. (A)	26	1,179
Tactile Systems Technology, Inc. (A)	37	746
Varex Imaging Corp. (A)	74	1,575
Zimvie, Inc. (A)	39	891
Zynex, Inc.	42	262

		61,704

Health Care Providers & Services - 1.7%
Addus HomeCare Corp. (A)	30	2,799
AMN Healthcare Services, Inc. (A)	89	9,285

Transamerica ETF Trust	Page 3

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Apollo Medical Holdings, Inc. (A)	71	$ 3,441
Community Health Systems, Inc. (A)	233	2,766
CorVel Corp. (A)	18	3,032
Covetrus, Inc. (A)	194	3,257
Cross Country Healthcare, Inc. (A)	66	1,430
Ensign Group, Inc.	98	8,821
Fulgent Genetics, Inc. (A)	36	2,247
Hanger, Inc. (A)	69	1,265
Joint Corp. (A)	27	955
MEDNAX, Inc. (A)	160	3,757
ModivCare, Inc. (A)	23	2,654
Owens & Minor, Inc.	141	6,207
Pennant Group, Inc. (A)	51	950
RadNet, Inc. (A)	87	1,946
Select Medical Holdings Corp.	199	4,774
Tivity Health, Inc. (A)	83	2,670
US Physical Therapy, Inc.	24	2,387

		64,643

Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (A)	230	5,180
Computer Programs & Systems, Inc. (A)	27	930
HealthStream, Inc. (A)	47	936
NextGen Healthcare, Inc. (A)	105	2,196
Omnicell, Inc. (A)	82	10,618
OptimizeRx Corp. (A)	33	1,245
Simulations Plus, Inc.	29	1,478

		22,583

Hotels, Restaurants & Leisure - 0.9%
BJ’s Restaurants, Inc. (A)	44	1,245
Bloomin’ Brands, Inc.	152	3,335
Brinker International, Inc. (A)	84	3,206
Cheesecake Factory, Inc. (A)	91	3,621
Chuy’s Holdings, Inc. (A)	37	999
Dave & Buster’s Entertainment, Inc. (A)	73	3,584
Dine Brands Global, Inc.	32	2,494
El Pollo Loco Holdings, Inc. (A)	36	418
Fiesta Restaurant Group, Inc. (A)	32	239
Golden Entertainment, Inc. (A)	38	2,207
Jack in the Box, Inc.	40	3,736
Monarch Casino & Resort, Inc. (A)	25	2,181
Red Robin Gourmet Burgers, Inc. (A)	29	489
Ruth’s Hospitality Group, Inc.	59	1,350
Shake Shack, Inc., Class A (A)	73	4,957

		34,061

Household Durables - 1.1%
Cavco Industries, Inc. (A)	16	3,854
Century Communities, Inc.	56	3,000
Ethan Allen Interiors, Inc.	41	1,069
Installed Building Products, Inc.	44	3,718
iRobot Corp. (A)	51	3,233
La-Z-Boy, Inc.	82	2,162
LGI Homes, Inc. (A)	40	3,907
M/I Homes, Inc. (A)	55	2,439
MDC Holdings, Inc.	106	4,011
Meritage Homes Corp. (A)	70	5,546
Sonos, Inc. (A)	239	6,745
Tupperware Brands Corp. (A)	92	1,789
Universal Electronics, Inc. (A)	25	781

		42,254

Household Products - 0.2%
Central Garden & Pet Co. (A)	18	791

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Central Garden & Pet Co., Class A (A)	74	$ 3,018
WD-40 Co.	26	4,764

		8,573

Insurance - 1.3%
Ambac Financial Group, Inc. (A)	87	905
American Equity Investment Life Holding Co.	154	6,146
AMERISAFE, Inc.	36	1,788
Assured Guaranty Ltd.	131	8,339
eHealth, Inc. (A)	44	546
Employers Holdings, Inc.	52	2,133
Genworth Financial, Inc., Class A (A)	951	3,595
HCI Group, Inc.	15	1,023
Horace Mann Educators Corp.	78	3,263
James River Group Holdings Ltd.	70	1,732
Palomar Holdings, Inc. (A)	45	2,879
ProAssurance Corp.	101	2,715
Safety Insurance Group, Inc.	27	2,453
Selectquote, Inc. (A)	233	650
SiriusPoint Ltd. (A)	161	1,204
Stewart Information Services Corp.	50	3,030
Trupanion, Inc. (A)	64	5,704
United Fire Group, Inc.	40	1,243
Universal Insurance Holdings, Inc.	53	715

		50,063

Interactive Media & Services - 0.1%
Cars.com, Inc. (A)	122	1,761
QuinStreet, Inc. (A)	94	1,090

		2,851

Internet & Direct Marketing Retail - 0.2%
Liquidity Services, Inc. (A)	50	856
PetMed Express, Inc.	39	1,006
Shutterstock, Inc.	44	4,096

		5,958

IT Services - 0.8%
CSG Systems International, Inc.	61	3,878
EVERTEC, Inc.	112	4,584
ExlService Holdings, Inc. (A)	62	8,883
Perficient, Inc. (A)	62	6,825
TTEC Holdings, Inc.	34	2,806
Unisys Corp. (A)	126	2,723

		29,699

Leisure Products - 0.2%
Sturm Ruger & Co., Inc.	33	2,298
Vista Outdoor, Inc. (A)	105	3,747

		6,045

Life Sciences Tools & Services - 0.1%
NeoGenomics, Inc. (A)	231	2,807

Machinery - 2.2%
Alamo Group, Inc.	19	2,732
Albany International Corp., Class A	61	5,144
Astec Industries, Inc.	43	1,849
Barnes Group, Inc.	87	3,497
CIRCOR International, Inc. (A)	38	1,012
Enerpac Tool Group Corp.	113	2,474
EnPro Industries, Inc.	39	3,811
ESCO Technologies, Inc.	49	3,426
Federal Signal Corp.	114	3,847

Transamerica ETF Trust	Page 4

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Franklin Electric Co., Inc.	73	$ 6,062
Greenbrier Cos., Inc.	61	3,142
Hillenbrand, Inc.	136	6,007
John Bean Technologies Corp.	60	7,108
Lindsay Corp.	21	3,297
Meritor, Inc. (A)	133	4,731
Mueller Industries, Inc.	107	5,796
Proto Labs, Inc. (A)	52	2,751
SPX Corp. (A)	85	4,200
SPX Flow, Inc.	79	6,811
Standex International Corp.	23	2,298
Tennant Co.	35	2,758
Titan International, Inc. (A)	96	1,414
Wabash National Corp.	92	1,365

		85,532

Marine - 0.2%
Matson, Inc.	79	9,529

Media - 0.4%
AMC Networks, Inc., Class A (A)	55	2,235
EW Scripps Co., Class A (A)	107	2,224
Gannett Co., Inc. (A)	267	1,204
Loyalty Ventures, Inc. (A)	37	612
Scholastic Corp.	57	2,296
TechTarget, Inc. (A)	50	4,064
Thryv Holdings, Inc. (A)	32	900

		13,535

Metals & Mining - 0.9%
Allegheny Technologies, Inc. (A)	238	6,388
Arconic Corp. (A)	199	5,098
Carpenter Technology Corp.	90	3,778
Century Aluminum Co. (A)	95	2,499
Compass Minerals International, Inc.	64	4,018
Haynes International, Inc.	23	980
Kaiser Aluminum Corp.	30	2,825
Materion Corp.	38	3,258
Olympic Steel, Inc.	17	654
SunCoke Energy, Inc.	156	1,390
TimkenSteel Corp. (A)	77	1,685
Warrior Met Coal, Inc.	96	3,563

		36,136

Mortgage Real Estate Investment Trusts - 0.7%
Apollo Commercial Real Estate Finance, Inc., REIT	247	3,441
ARMOUR Residential, Inc., REIT	168	1,411
Ellington Financial, Inc.	102	1,811
Franklin BSP Realty Trust, Inc.	82	1,146
Granite Point Mortgage Trust, Inc.	101	1,123
Invesco Mortgage Capital, Inc.	584	1,332
KKR Real Estate Finance Trust, Inc.	84	1,731
New York Mortgage Trust, Inc.	711	2,595
PennyMac Mortgage Investment Trust	178	3,006
Ready Capital Corp.	126	1,898
Redwood Trust, Inc.	215	2,264
Two Harbors Investment Corp.	644	3,561

		25,319

Multi-Utilities - 0.2%
Avista Corp.	133	6,005
Unitil Corp.	30	1,496

		7,501

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.1%
Big Lots, Inc.	57	$ 1,972

Oil, Gas & Consumable Fuels - 1.9%
Callon Petroleum Co. (A)	89	5,258
Civitas Resources, Inc.	135	8,061
Consol Energy, Inc. (A)	59	2,220
Dorian LPG Ltd.	52	753
Green Plains, Inc. (A)	100	3,101
Laredo Petroleum, Inc. (A)	27	2,137
Matador Resources Co.	207	10,967
Par Pacific Holdings, Inc. (A)	86	1,120
PBF Energy, Inc., Class A (A)	178	4,338
Ranger Oil Corp., Class A (A)	40	1,381
Renewable Energy Group, Inc. (A)	94	5,701
REX American Resources Corp. (A)	10	996
SM Energy Co.	228	8,880
Southwestern Energy Co. (A)	2,088	14,971
Talos Energy, Inc. (A)	77	1,216
World Fuel Services Corp.	118	3,191

		74,291

Paper & Forest Products - 0.2%
Clearwater Paper Corp. (A)	31	869
Glatfelter Corp.	83	1,028
Mercer International, Inc.	75	1,046
Neenah, Inc.	31	1,229
Schweitzer-Mauduit International, Inc.	59	1,623
Sylvamo Corp. (A)	66	2,196

		7,991

Personal Products - 0.4%
Edgewell Personal Care Co.	101	3,704
elf Beauty, Inc. (A)	90	2,325
Inter Parfums, Inc.	33	2,905
Medifast, Inc.	22	3,757
USANA Health Sciences, Inc. (A)	22	1,748

		14,439

Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc. (A)	69	2,477
ANI Pharmaceuticals, Inc. (A)	24	675
Cara Therapeutics, Inc. (A)	78	948
Collegium Pharmaceutical, Inc. (A)	65	1,323
Corcept Therapeutics, Inc. (A)	179	4,031
Endo International PLC (A)	438	1,012
Harmony Biosciences Holdings, Inc. (A)	43	2,092
Innoviva, Inc. (A)	117	2,264
Nektar Therapeutics (A)	346	1,865
Pacira BioSciences, Inc. (A)	83	6,335
Phibro Animal Health Corp., Class A	38	758
Prestige Consumer Healthcare, Inc. (A)	94	4,976
Supernus Pharmaceuticals, Inc. (A)	100	3,232

		31,988

Professional Services - 0.8%
Exponent, Inc.	98	10,589
Forrester Research, Inc. (A)	21	1,185
Heidrick & Struggles International, Inc.	37	1,464
Kelly Services, Inc., Class A	67	1,453
Korn Ferry	102	6,624
ManTech International Corp., Class A	52	4,482
Resources Connection, Inc.	57	977
TrueBlue, Inc. (A)	66	1,907

		28,681

Transamerica ETF Trust	Page 5

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.3%
Douglas Elliman, Inc.	124	$ 905
Marcus & Millichap, Inc.	47	2,476
RE/MAX Holdings, Inc., Class A	35	971
Realogy Holdings Corp. (A)	218	3,418
St. Joe Co.	62	3,673

		11,443

Road & Rail - 0.2%
ArcBest Corp.	47	3,784
Heartland Express, Inc.	87	1,224
Marten Transport Ltd.	112	1,989

		6,997

Semiconductors & Semiconductor Equipment - 1.7%
Axcelis Technologies, Inc. (A)	62	4,683
CEVA, Inc. (A)	43	1,748
Cohu, Inc. (A)	91	2,694
Diodes, Inc. (A)	84	7,307
FormFactor, Inc. (A)	147	6,178
Ichor Holdings Ltd. (A)	53	1,888
Kulicke & Soffa Industries, Inc.	117	6,554
MaxLinear, Inc. (A)	132	7,702
Onto Innovation, Inc. (A)	92	7,994
PDF Solutions, Inc. (A)	56	1,561
Photronics, Inc. (A)	115	1,952
Rambus, Inc. (A)	205	6,537
SMART Global Holdings, Inc. (A)	88	2,273
Ultra Clean Holdings, Inc. (A)	84	3,561
Veeco Instruments, Inc. (A)	95	2,583

		65,215

Software - 1.4%
8x8, Inc. (A)	222	2,795
Agilysys, Inc. (A)	37	1,476
Alarm.com Holdings, Inc. (A)	86	5,716
Bottomline Technologies de, Inc. (A)	72	4,081
Cerence, Inc. (A)	73	2,635
Consensus Cloud Solutions, Inc. (A)	30	1,804
Ebix, Inc.	45	1,492
InterDigital, Inc.	57	3,637
LivePerson, Inc. (A)	126	3,077
Onespan, Inc. (A)	64	924
Progress Software Corp.	83	3,908
SPS Commerce, Inc. (A)	67	8,790
Vonage Holdings Corp. (A)	473	9,597
Xperi Holding Corp.	196	3,395

		53,327

Specialty Retail - 2.0%
Aaron’s Co., Inc.	59	1,185
Abercrombie & Fitch Co., Class A (A)	106	3,391
Academy Sports & Outdoors, Inc.	164	6,462
America’s Car-Mart, Inc. (A)	11	886
Asbury Automotive Group, Inc. (A)	43	6,889
Barnes & Noble Education, Inc. (A)	68	243
Bed Bath & Beyond, Inc. (A)	180	4,055
Boot Barn Holdings, Inc. (A)	56	5,308
Buckle, Inc.	55	1,817
Caleres, Inc.	71	1,372
Cato Corp., Class A	36	528
Chico’s FAS, Inc. (A)	230	1,104
Children’s Place, Inc. (A)	26	1,282
Conn’s, Inc. (A)	36	555
Designer Brands, Inc., Class A (A)	116	1,567

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Genesco, Inc. (A)	26	$ 1,654
Group 1 Automotive, Inc.	32	5,371
Guess?, Inc.	73	1,595
Haverty Furniture Cos., Inc.	28	768
Hibbett, Inc.	24	1,064
LL Flooring Holdings, Inc. (A)	54	757
MarineMax, Inc. (A)	41	1,651
Monro, Inc.	63	2,793
ODP Corp. (A)	86	3,941
Rent-A-Center, Inc.	113	2,847
Sally Beauty Holdings, Inc. (A)	206	3,220
Shoe Carnival, Inc.	33	962
Signet Jewelers Ltd.	99	7,197
Sleep Number Corp. (A)	42	2,130
Sonic Automotive, Inc., Class A	39	1,658
Zumiez, Inc. (A)	37	1,414

		75,666

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (A)	239	3,986
Corsair Gaming, Inc. (A)	62	1,312
Diebold Nixdorf, Inc. (A)	137	922

		6,220

Textiles, Apparel & Luxury Goods - 0.5%
Fossil Group, Inc. (A)	89	858
G-III Apparel Group Ltd. (A)	82	2,218
Kontoor Brands, Inc.	89	3,680
Movado Group, Inc.	31	1,211
Oxford Industries, Inc.	30	2,715
Steven Madden Ltd.	143	5,526
Unifi, Inc. (A)	26	471
Vera Bradley, Inc. (A)	47	360
Wolverine World Wide, Inc.	154	3,474

		20,513

Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc. (A)	100	4,639
Capitol Federal Financial, Inc.	242	2,633
Flagstar Bancorp, Inc.	100	4,240
Mr. Cooper Group, Inc. (A)	141	6,439
NMI Holdings, Inc., Class A (A)	161	3,320
Northfield Bancorp, Inc.	81	1,163
Provident Financial Services, Inc.	143	3,346
TrustCo Bank Corp.	36	1,150
Walker & Dunlop, Inc.	55	7,118
WSFS Financial Corp.	123	5,734

		39,782

Tobacco - 0.1%
Universal Corp.	46	2,671
Vector Group Ltd.	245	2,950

		5,621

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	72	7,392
Boise Cascade Co.	74	5,141
DXP Enterprises, Inc. (A)	32	867
GMS, Inc. (A)	81	4,031
NOW, Inc. (A)	207	2,283
Veritiv Corp. (A)	26	3,473

		23,187

Water Utilities - 0.4%
American States Water Co.	69	6,142

Transamerica ETF Trust	Page 6

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Water Utilities (continued)
California Water Service Group	99	$ 5,869
Middlesex Water Co.	33	3,471

		15,482

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	94	2,216
Telephone & Data Systems, Inc.	185	3,493

		5,709

Total Common Stocks (Cost $1,756,768)		1,881,141

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 48.1%
U.S. Treasury - 48.1%
U.S. Treasury Note
2.50%, 03/31/2027	$ 1,837,000	1,841,018

Total U.S. Government Obligation (Cost $1,844,469)		1,841,018

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 416.0%
Money Market Fund - 416.0%
State Street Institutional Treasury Money Market Fund, 0.09% (B)	15,907,004	15,907,004

Total Short-Term Investment Company (Cost $15,907,004)		15,907,004

Total Investments (Cost $19,508,241)		19,629,163
Net Other Assets (Liabilities) - (413.3)%		(15,805,396)

Net Assets - 100.0%		$ 3,823,767

Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	1	06/17/2022	$100,351	$103,320	$2,969	$—

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,881,141	$—	$—	$1,881,141
U.S. Government Obligation	—	1,841,018	—	1,841,018
Short-Term Investment Company	15,907,004	—	—	15,907,004

Total Investments	$17,788,145	$1,841,018	$—	$19,629,163

Other Financial Instruments
Futures Contracts (D)	$2,969	$—	$—	$2,969

Total Other Financial Instruments	$2,969	$—	$—	$2,969

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at March 31, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica ETF Trust	Page 8

DeltaShares® S&P 600 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

1. INVESTMENT VALUATION

DeltaShares® S&P 600 Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica ETF Trust	Page 9

DeltaShares® S&P 600 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

2. SUBSEQUENT EVENT

The Board has approved the liquidation of the Transamerica ETF Trust. These liquidations will be effective on or about April 12, 2022.

Transamerica ETF Trust	Page 10